Quarterly Results of Operations and Seasonality (Unaudited)	12 Months Ended
Feb. 02, 2013
Quarterly Results of Operations and Seasonality (Unaudited)

(11) Quarterly Results of Operations and Seasonality (Unaudited)

Quarterly financial results for fiscal 2011 and fiscal 2012 were as follows: (in thousands except for per share data).

	Fiscal Year 2011				Fiscal Year 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(1)
Net sales	$47,427	$61,966	$61,895	$125,825	$71,829	$86,820	$86,587	$173,589
Gross profit	14,587	20,011	18,373	51,890	23,020	28,747	26,931	71,138
Net income (loss)	$999	$2,212	$440	$12,427	$(1,157)	$1,247	$729	$19,206
Basic (loss) income per common share	$(0.18)	$(0.10)	$(0.22)	$0.17	$(0.32)	$(3.41)	$0.01	$0.36
Diluted (loss) income per common share	$(0.18)	$(0.10)	$(0.22)	$0.17	$(0.32)	$(3.41)	$0.01	$0.35

(1)	The Company operates on a fiscal calendar widely used by the retail industry that results in a given fiscal year consisting of a 52- or 53-week period ending on the Saturday closest to January 31 of the following year. Fiscal 2012 consists of a 53-week fiscal year and the fourth quarter of fiscal 2012 included an extra week, representing the 53rd week.

The Company’s business is seasonal in nature and demand is generally the highest in the fourth fiscal quarter due to the fourth quarter holiday season and therefore, operating results for any fiscal quarter are not necessarily indicative of results for the full fiscal year. To prepare for the holiday season, the Company must order and keep in stock more merchandise than it carries during other parts of the year. The Company expects inventory levels, along with an increase in accounts payable and accrued expenses, generally to reach their highest levels in the third and fourth fiscal quarters in anticipation of the increased net sales during the year-end holiday season. As a result of this seasonality, and generally because of variation in consumer spending habits, the Company experiences fluctuations in net sales and working capital requirements during the fiscal year.